Customers, Traders and Power Transport Concession Holders - Summary of Provision for Allowance for Doubtful Accounts (Detail) - BRL (R$) R$ in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of financial assets [line items]
Allowance account for credit losses of financial assets	R$ 751	R$ 568	R$ 660	R$ 625
Residential [member]
Disclosure of financial assets [line items]
Allowance account for credit losses of financial assets	137	160
Industrial [member]
Disclosure of financial assets [line items]
Allowance account for credit losses of financial assets	172	178
Commercial, services and others [member]
Disclosure of financial assets [line items]
Allowance account for credit losses of financial assets	189	117
Rural [member]
Disclosure of financial assets [line items]
Allowance account for credit losses of financial assets	33	17
Public authorities [member]
Disclosure of financial assets [line items]
Allowance account for credit losses of financial assets	119	12
Public Lighting [member]
Disclosure of financial assets [line items]
Allowance account for credit losses of financial assets	6	5
Public service [member]
Disclosure of financial assets [line items]
Allowance account for credit losses of financial assets	27	10
Charges for use of the network-TUSD [member]
Disclosure of financial assets [line items]
Allowance account for credit losses of financial assets	R$ 68	68
Other [member]
Disclosure of financial assets [line items]
Allowance account for credit losses of financial assets		R$ 1